PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2014
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

7.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2013 and 2014 were as follows:

	2013	2014
	RMB	RMB
Buildings	1,050,102,815	1,928,090,705
Computer equipment	256,542,169	350,022,706
Website-related equipment	135,116,574	246,791,832
Furniture and fixtures	60,468,480	86,013,103
Software	52,640,160	76,484,726
Leasehold improvements	44,835,912	51,638,809
Construction in progress	199,363,516	3,014,154,910
Less: accumulated depreciation and amortization	(386,125,933)	(532,570,330)
Total net book value	1,412,943,693	5,220,626,461

In 2014, the Company entered into an agreement to acquire building in Shanghai Sky SOHO. All direct costs of the building in Sky SOHO were originally capitalized as construction in progress.

Depreciation expense for the years ended December 31, 2012, 2013 and 2014 was RMB88,462,807, RMB110,494,928 and RMB 173,786,973, respectively.